j.p. morgan acceptance corporation ii abs-15G

Exhibit 99.28

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304678982	(redacted)	1108702	05/07/2025	Compliance	Unable to determine Consumer or Business Purpose	TIL 0021	3	1	Closed	Missing business-purpose attestation. --Per guidelines, A business-purpose attestation is required for all cash-out transactions if they are to be considered out of scope for TILA.	05/13/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one open HELOC satisfactorily rated (redacted) months.;		05/13/2025 Use of cash out LOE provided showing purpose as funds to pay off debt accrued from renovation of property. Finding cleared. - 05/14/2025 Use of cash out LOE provided showing purpose as funds to pay off debt accrued from renovation of property. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304678982	(redacted)	1108707	05/07/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	2	Acknowledged	Missing verification of mortgage: (redacted) --Per guidelines, (redacted) on all owned real estate		Verified credit history - Middle Credit Scores (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one open HELOC satisfactorily rated (redacted) months.;		05/08/2025 EV2/B Investor Acknowledged Exception, DSCR loan and the other properties do not contribute to the calculation	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304678982	(redacted)	1108708	05/07/2025	Credit	Missing Schedule of Real Estate Owned	APP 0005	3	1	Closed	The following REO are documented in file, but not listed on the REO schedule: (redacted)) --Per guidelines, All properties owned must be listed on Schedule of RE.	05/14/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one open HELOC satisfactorily rated (redacted) months.;		05/14/2025 Recd LOE stating REO (redacted) is the primary building and (redacted) are attached apartments that were given own addresses since the entry doors face off (redacted). (redacted) is listed on the REO schedule. - 05/14/2025 Recd LOE stating REO (redacted)t is the primary building and (redacted) are attached apartments that were given own addresses since the entry doors face off (redacted). (redacted) is listed on the REO schedule.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304678982	(redacted)	1108788	05/07/2025	Property	Appraisal is Incomplete	APPR 0002	3	1	Closed	Missing form (redacted) Operating Income Statement.	05/08/2025	Verified credit history - Middle Credit Scores (redacted) > (redacted) Min Required.; Verified housing payment history - Credit report reflects one open mortgage and one open HELOC satisfactorily rated (redacted) months.;		05/08/2025 Recd appraisal report, market rent was obtained from appraisal form (redacted). Operating Income Statement (redacted), not provided or required. - 05/08/2025 Recd appraisal report, market rent was obtained from appraisal form (redacted). Operating Income Statement (redacted), not provided or required.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725144	(redacted)	1115395	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted).	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;	06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.
06/18/2025 Escalated to investor for review.
06/16/2025 Attached search, (redacted), does not match borrowing entity,  (redacted).
															--Finding remains. Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725144	(redacted)	1115407	06/12/2025	Credit	Final 1003 Application is Incomplete	APP 0002	3	1	Closed	Missing Loan Application, which includes property / rental / financial information, declarations, and the loan originator information. The (redacted) application consists of (redacted) parts: Business Purpose Borrower Application, Loan Application, and Guarantor Application. Loan file includes Business Purpose Borrower Application and Guarantor Application.	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/16/2025 Recd Loan Application. - 06/16/2025 Recd Loan Application.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725144	(redacted)	1115460	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. Loan number is inaccurate, actual loan number, (redacted).	06/16/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/16/2025 Recd revised EOI reflecting the subject loan number (redacted). - 06/16/2025 Recd revised EOI reflecting the subject loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115435	06/12/2025	Credit	Missing Required Fraud Tool	CRED 0089	3	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity. Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/20/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing. 06/18/2025 Escalated to investor for review.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304725145	(redacted)	1115436	06/12/2025	Compliance	File Documentation is Incomplete (Compliance)	COMP 0047	3	1	Closed	Entity Certificate is not signed by the borrowing guarantor. The Entity Certificate is only signed by limited owner.	06/20/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor. - 06/20/2025 Recd Entity Certificate electronically signed by the borrowing guarantor.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115439	06/12/2025	Credit	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	3	1	Closed	APN on the Mortgage is inaccurate. Actual APN per appraisal / title commitment / tax cert, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/17/2025 Recd scrivener's affidavit. - 06/17/2025 Recd scrivener's affidavit.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304725145	(redacted)	1115448	06/12/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing corrected insurance reflecting the subject loan number. EOI loan number is inaccurate, actual loan number, (redacted).	06/17/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/17/2025 Recd revised EOI with correct loan number (redacted). - 06/17/2025 Recd revised EOI with correct loan number (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116901	06/23/2025	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	3	1	Closed	Missing revised evidence of insurance reflecting the correct loan number, (redacted). EOI in file reflects loan number (redacted).	06/25/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/25/2025 Recd revised EOI reflecting the correct loan number. - 06/25/2025 Recd revised EOI reflecting the correct loan number.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304729044	(redacted)	1116902	06/23/2025	Credit	Missing Required Fraud Tool	CRED 0089	2	2	Acknowledged	Missing investor acknowledgement for missing background check for borrowing entity, (redacted). Search provided rendered no results. Entity was incorporated in (redacted).		Verified credit history - Middle Credit Score (redacted) > (redacted) Min Required.;		06/24/2025 EV2/B - Investor Acknowledged Exception, (redacted) site shows the business exists and there is no reason to believe it is not in good standing.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304734111	(redacted)	1118620	07/03/2025	Compliance	Flood Notice Was Not Provided to Applicant(s)	FLOOD 0001	2	2	Acknowledged	Missing evidence the Notice of Special Flood Hazard disclosure was provided to the borrower. Flood zone is AE..		Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified. ;		Client: 07/03/2025 EV2/B - Investor Acknowledged Exception.	Funded	B	B	B	B	B	B	B	B	B	B
(redacted)	304734846	(redacted)	1128183	08/12/2025	Compliance	Missing Notary on Mortgage/DOT	DEED 0022	3	1	Closed	The borrower and non-borrowing spouses signatures are not notarized on the Deed of Trust.	08/18/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;		08/18/2025 Recd notarized copy of the Deed of Trust. - 08/18/2025 Recd notarized copy of the Deed of Trust.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304734846	(redacted)	1128212	08/12/2025	Credit	Seller Contributions exceed 2%	CRED 0081	3	2	Acknowledged	Seller Concessions of (redacted) > (redacted) (redacted) Max Allowed.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;		08/13/2025 EV2/B - Investor Acknowledged Exception based on the borrowers (redacted) credit/mortgage history and (redacted) in reserves.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304734846	(redacted)	1128941	08/15/2025	Compliance	Scrivener's Error	NOTE 0060	3	2	Acknowledged	The fixed rate loan was executed on an IO note.		Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgage satisfactorily rated (redacted) months.; Verified reserves - (redacted) Months Verified PITI Reserves > (redacted) Months Required.;		08/15/2025 EV2/B - Non-Material.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304779582	(redacted)	1137260	09/09/2025	Credit	Guideline Exception(s)	GIDE 0001	3	2	Acknowledged	Missing investor acknowledgement for lender approved exception for vesting to be held in the name of a trust, (redacted). The trustees are the borrower and non-borrowing spouse. The Note was signed as trustees only. -- Per guidelines, Inter Vivos revocable Trusts are not permitted.		Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;		09/15/2025 EV2/B - Investor Acknowledged Exception.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304779582	(redacted)	1137261	09/09/2025	Credit	Credit Documentation is Insufficient	CRED 0093	3	1	Closed	Missing credit supplement confirming home equity loan with (redacted) has been closed. Borrower does not own any other REO.	09/10/2025	Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;		09/10/2025 Agree, hard pull on (redacted) lists HELOC under closed tradelines. It was the soft pull on (redacted) that doesn't show the HELOC as being closed, however no activity > (redacted) months and it is not reporting on title. - 09/10/2025 Agree, hard pull on (redacted) lists HELOC under closed tradelines. It was the soft pull on (redacted) that doesn't show the HELOC as being closed, however no activity > (redacted) months and it is not reporting on title.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304779582	(redacted)	1137263	09/09/2025	Credit	Income Documentation is Insufficient	CRED 0082	3	1	Closed	Investor acknowledgment required, borrowers ownership was indicated to be (redacted) until (redacted). (redacted) does not indicate that they have prepared the business tax returns for the prior two years. Per borrower letter of explanation, the non-borrowing spouse gifted the majority shares of (redacted) to borrower (redacted). TPO SOS search reflects borrower registered as agent (redacted) < (redacted) years. The non-borrowing spouse is still reporting as president / secretary. No operating agreement was provided. Investor to confirm (redacted) letter and ownership < (redacted) in the past (redacted) months is acceptable. -- Per guidelines, borrowers with less than (redacted) ownership that are not a managing member are ineligible for business bank statement qualification.	09/15/2025	Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.;		09/15/2025 Investor accepts (redacted) letter and ownership < (redacted) in the past (redacted) months. - 09/15/2025 Investor accepts (redacted) letter and ownership (redacted) in the past (redacted) months.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304833239	(redacted)	1141696	09/30/2025	Credit	Missing borrower immigration or residency status documentation	CRED 0032	3	1	Closed	The file is missing evidence of an unexpired photo ID for both borrowers. The file included the (redacted) Patriot Act Information Form for both borrowers; however, the forms are missing the identification information.	10/06/2025	Verified reserves - (redacted) reserves exceed the minimum required of (redacted) exceeds the minimum by (redacted) months over the required minimum.

; Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points.

													;		10/06/2025 Received completed Patriot Act forms with copies of the borrowers unexpired IDs. - 10/06/2025 Received completed Patriot Act forms with copies of the borrowers unexpired IDs.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304833239	(redacted)	1142032	10/02/2025	Credit	Unacceptable Mortgage History	CRED 0001	3	1	Closed	Missing verification of (redacted) on non-subject REO: (redacted) --Per guidelines, (redacted) on all real estate owned.	11/04/2025	Verified reserves - (redacted) reserves exceed the minimum required of (redacted) exceeds the minimum by (redacted) months over the required minimum.

; Verified credit history - (redacted) Representative credit score exceeds the minimum required credit score of (redacted) by (redacted) Points.

;	11/04/2025 Received the VOM for non-subject REO. Note: Title commitment confirms both creditors are associated with the same private loan. - 11/04/2025 Received the VOM for non-subject REO. Note: Title commitment confirms both creditors are associated with the same private loan.
10/06/2025 Received VOM, (redacted), 5/6/2025 - 9/11/2025. -- Finding remains. Still missing VOMs, (redacted), for (redacted) that were recently refinanced.
															10/02/2025 Recd pay history for the recently originated mortgage (redacted) for (redacted). -- Finding remains. Still missing VOM for refinanced mortgages (redacted). Also missing VOM for (redacted) on (redacted).	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304850824	(redacted)	1143831	10/09/2025	Compliance	Missing Final HUD-1	HUD 0001	4	1	Closed	Missing a copy of the final settlement statement. The settlement statement in file is marked estimated.	10/22/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;		10/22/2025 Final Settlement Statement provided. Finding resolved.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	304850824	(redacted)	1143881	10/09/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	High risk fraud findings for potential foreclosure activity have not been satisfactorily addressed. Review is unable to confirm (redacted) month seasoning requirement for DSCR loan program was met.

(redacted)	10/24/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;	10/24/2025 Attached documentation confirms foreclosure activity is not related to the borrowers property. Tax ID numbers are different. - 10/24/2025 Attached documentation confirms foreclosure activity is not related to the borrowers property. Tax ID numbers are different.
															10/22/2025 Fraud report reflects a foreclosure date of (redacted). Missing property report, (redacted), with complete transaction detail.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304850824	(redacted)	1143888	10/09/2025	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing borrower executed (redacted) Family Rider / Assignment of Rents and guaranty as per lender's closing conditions.	10/22/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;		10/22/2025 Executed DOT, Assignment of Leases and Rents provided. Finding cleared. - 10/22/2025 Executed DOT, Assignment of Leases and Rents provided. Finding cleared.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304850824	(redacted)	1143890	10/09/2025	Credit	Hazard Insurance Carrier Rating is Not Acceptable	HAZ 0007	3	1	Closed	Missing hazard insurance carrier rating.	10/22/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Verified housing payment history - Credit report reflects (redacted) open mortgages satisfactorily rated (redacted) months.;		10/22/2025 Received EOI. - TPR validated (redacted) rating for insurer, A-. - 10/22/2025 Received EOI. - TPR validated (redacted) rating for insurer, A-.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304816951	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304847639	(redacted)	1146601	10/23/2025	Credit	Missing Sufficient Evidence of Insurance	INS 0001	3	1	Closed	Missing hazard insurance declaration. Only the homeowners application was provided.	11/14/2025	Verified credit history - Middle Credit Score (redacted) > (redacted) Minimum Required.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		11/14/2025 Finding is cleared with the attached hazard insurance declarations. - 11/14/2025 Finding is cleared with the attached hazard insurance declarations.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	304861632	(redacted)	1149011	11/07/2025	Credit	Missing Source of Funds	CRED 0108	3	2	Acknowledged	Updated Exception - Recd updated guidelines. Per guidelines, Large deposits for Personal and Business Accounts used in qualifying assets

Any single deposit that is greater than (redacted), and

Exceeds (redacted) of total deposits for the month, and

Applies to all transactions including (redacted) with personal guarantor, and

Source only if needed for the transaction

Funds from business account, (redacted), came from a deposit posted (redacted) in the amount of (redacted), which is less than (redacted) of the total deposits for the month.

Loan file is missing operating agreement to confirm (redacted) ownership of (redacted), and to fully source large deposit of (redacted) deposit posted to (redacted) from self-employment business.

Updated Exception - (redacted) was transferred to (redacted) on (redacted) from (redacted). Funds from (redacted) came from a deposit posted (redacted) in the amount of (redacted). Missing source of funds.

											Original Exception - (redacted) was transferred to (redacted) from (redacted). Funds from (redacted) came from a deposit posted (redacted) in the amount of (redacted). Missing source of funds. -- Per guidelines, All eligible assets as defined in the (redacted) selling guide. Per (redacted), if funds from a large deposit are needed to complete the purchase transaction (that is, are used for the down payment, closing costs, or financial reserves), the lender must document that those funds are from an acceptable source.		Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.;		11/19/2025 EV2/B - Investor Acknowledged Exception	Funded	C	B	C	B	C	B	C	B	C	B